Working capital - Inventories (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jun. 30, 2019
Summary Of Additional Information About Working Capital [Abstract]
Raw materials and consumables	£ 363	£ 338
Work in progress	48	46
Maturing inventories	4,562	4,334
Finished goods and goods for resale	799	754
Inventories	£ 5,772	£ 5,472